UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                   ----------------------

                            TWEEDY, BROWNE FUND INC.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                          -------------------

                        Date of fiscal year end: MARCH 31
                                               ---------------------

                     Date of reporting period: JUNE 30, 2005
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)       [GRAPHIC OMITTED]
                                  CONTINENT ART

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS--75.2%
                BELGIUM--1.9%
     1,646,311  KBC Groupe SA ..............................................    $  130,150,252
                                                                                --------------
                CANADA--1.3%
        83,900  Canadian Western Bank ......................................         1,974,884
       126,200  Melcor Developments Ltd. ...................................         7,212,606
     1,873,000  National Bank of Canada, Toronto ...........................        83,205,364
                                                                                --------------
                                                                                    92,392,854
                                                                                --------------
                CZECH REPUBLIC--0.0%++
         2,800  Philip Morris CR AS ........................................         2,001,913
                                                                                --------------
                DENMARK--0.4%
       950,000  Danske Bank A/S ............................................        28,591,214
                                                                                --------------
                FINLAND--3.4%
     2,435,000  Cargotec Corp. - B Share + .................................        68,009,019
     1,000,000  Huhtamaki Oyj ..............................................        16,900,726
     2,435,000  Kone Oyj - Class B + .......................................       145,923,124
                                                                                --------------
                                                                                   230,832,869
                                                                                --------------
                FRANCE--4.8%
       433,783  BNP Paribas SA .............................................        29,776,630
     2,390,980  CNP Assurances .............................................       153,126,927
        37,278  Compagnie Lebon SA .........................................         3,830,473
     1,459,276  Nexans SA ..................................................        59,183,712
         1,000  NSC Groupe .................................................            81,114
     1,001,109  Sanofi-Aventis .............................................        82,294,553
                                                                                --------------
                                                                                   328,293,409
                                                                                --------------
                GERMANY--5.8%
       108,082  Boewe Systec AG ............................................         5,398,866
       768,493  Fraport AG .................................................        32,972,629
        42,354  KSB AG .....................................................         7,127,368
       108,159  Linde AG ...................................................         7,309,244
       875,766  Merck KGaA .................................................        69,838,628
     1,560,342  Springer (Axel) Verlag AG ..................................       182,253,991
     1,992,000  Volkswagen AG ..............................................        91,207,554
                                                                                --------------
                                                                                   396,108,280
                                                                                --------------
                HONG KONG--2.4%
    13,924,322  Jardine Strategic Holdings Ltd. ............................       139,243,220
    42,847,281  SCMP Group Ltd. ............................................        18,741,172
     3,917,952  Swire Pacific Ltd., Class B ................................         6,350,739
                                                                                --------------
                                                                                   164,335,131
                                                                                --------------

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS
                IRELAND--0.4%
     6,623,979  Independent News & Media PLC ...............................    $   20,449,330
     1,111,317  Unidare PLC ................................................         5,650,764
                                                                                --------------
                                                                                    26,100,094
                                                                                --------------
                ITALY--1.4%
     1,150,500  Maffei SPA .................................................         2,416,607
     6,578,333  Mondadori (Arnoldo) Editore SPA ............................        62,717,158
     2,598,000  Natuzzi SPA, Sponsored ADR .................................        21,147,720
     1,005,000  Sol SPA ....................................................         5,901,029
       805,250  Vincenzo Zucchi SPA ........................................         3,475,443
                                                                                --------------
                                                                                    95,657,957
                                                                                --------------
                JAPAN--5.5%
       722,000  Amatsuji Steel Ball Manufacturing Company Ltd. .............         8,730,981
       552,900  Chofu Seisakusho Company Ltd. ..............................        11,351,390
         1,001  Coca-Cola Central Japan Company Ltd. .......................         8,355,970
       455,000  Daiwa Industries Ltd. ......................................         2,685,407
     5,251,000  Fujitec Company Ltd. .......................................        27,152,992
       631,100  Fukuda Denshi Company Ltd. .................................        22,610,477
        22,100  Hurxley Corporation ........................................           391,901
       319,000  Inaba Seisakusho Company Ltd. ..............................         5,383,359
       321,000  Katsuragawa Electric Company Ltd. ..........................         2,201,606
     1,461,000  Kawasumi Laboratories Inc. .................................        10,679,632
        69,100  Mandom Corporation .........................................         1,795,939
       477,000  Matsumoto Yushi-Seiyaku Company Ltd. .......................        12,483,530
       309,600  Meito Sangyo Company Ltd. ..................................         5,076,647
        30,200  Milbon Company Ltd. ........................................           921,180
       307,100  Mirai Industry Company Ltd. ................................         2,868,410
        71,000  Nankai Plywood Company Ltd. ................................           422,886
        40,000  Nippon Antenna Company Ltd. ................................           335,710
     1,203,000  Nippon Cable System Inc. ...................................        15,003,574
       162,780  Nippon Kanzai Company Ltd. .................................         3,496,222
     1,253,000  Nippon Konpo Unyu Soko Company Ltd. ........................        13,569,172
       746,000  Nissha Printing Company Ltd. ...............................        12,851,855
       101,200  Nissin Kogyo Company Ltd. ..................................         3,753,560
       721,500  Nitto FC Company Ltd. ......................................         4,551,291
       640,400  Riken Vitamin Company Ltd. .................................        16,759,859
       451,000  Sangetsu Company Ltd. ......................................        11,172,232
     1,483,200  Sanyo Shinpan Finance Company Ltd. .........................       101,994,260
       760,600  Shikoku Coca-Cola Bottling Company Ltd. ....................        10,749,026
       289,300  Shingakukai Company Ltd. ...................................         2,461,961
       331,500  Shinki Company Ltd. ........................................         3,248,885
        79,000  Shionogi & Company Ltd. ....................................         1,020,206
       204,000  SK Kaken Company Ltd. ......................................         6,369,822
       612,000  Sonton Food Industry Company Ltd. ..........................         6,461,872
       484,070  Takefuji Corporation .......................................        32,763,514

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS
                JAPAN--(CONTINUED)
       269,000  TENMA Corporation ..........................................    $    5,025,088
     1,073,000  Torishima Pump Manufacturing Company Ltd. ..................         6,739,536
                                                                                --------------
                                                                                   381,439,952
                                                                                --------------
                MEXICO--1.8%
     1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ....................        51,319,285
    10,516,310  Embotelladoras Arca SA .....................................        22,426,809
    30,132,400  Grupo Continental SA .......................................        50,116,316
                                                                                --------------
                                                                                   123,862,410
                                                                                --------------
                NETHERLANDS--13.6%
     8,518,931  ABN AMRO Holding NV ........................................       209,879,232
     1,980,990  Akzo Nobel NV ..............................................        78,136,385
        23,620  Crown Van Gelder Gemeenschappelijk Bezit NV ................           572,485
     5,477,810  Heineken Holding NV ........................................       153,192,992
     1,486,475  Heineken NV ................................................        45,961,951
     4,810,555  Holdingmaatschappij De Telegraaf NV ........................       105,995,280
     1,059,510  IMTECH NV ..................................................        37,185,466
     1,409,414  Koninklijke Grolsch NV .....................................        40,098,340
       566,000  Randstad Holding NV ........................................        19,570,170
     1,685,000  Stork NV ...................................................        69,868,341
       706,587  Twentsche Kabel Holding NV .................................        30,795,559
     1,161,000  Unilever NV, CVA ...........................................        75,408,777
     4,498,159  Wegener NV .................................................        54,184,845
       712,500  Wolters Kluwer NV, CVA .....................................        13,646,187
                                                                                --------------
                                                                                   934,496,010
                                                                                --------------
                NEW ZEALAND--0.4%
    18,750,447  Carter Holt Harvey Ltd. ....................................        29,746,245
                                                                                --------------
                NORWAY--0.9%
     2,302,000  Schibsted ASA ..............................................        63,379,118
                                                                                --------------
                SINGAPORE--2.9%
     6,708,510  Fraser & Neave Ltd. ........................................        62,421,387
     5,946,003  Jardine Cycle & Carriage Ltd. ..............................        46,868,867
     1,618,990  Robinson & Company Ltd. ....................................         5,805,067
    11,465,650  Singapore Press Holdings Ltd. ..............................        29,219,638
     6,292,000  United Overseas Bank Ltd. ..................................        52,952,291
       629,200  United Overseas Land Ltd. + ................................           850,220
                                                                                --------------
                                                                                   198,117,470
                                                                                --------------
                SOUTH KOREA--1.0%
        23,260  Daehan City Gas Company Ltd. ...............................           591,909
        93,346  Dong Ah Tire & Rubber Company Ltd. .........................           487,729
     1,706,610  Korea Electric Power Corporation ...........................        52,345,948

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS
                SOUTH KOREA--(CONTINUED)
        23,200  Sam Young Electronics CO Ltd Krw Ords ......................    $      164,319
        36,890  Samchully Company Ltd. .....................................         3,016,164
       294,325  Tae Young Corporation ......................................         9,839,312
                                                                                --------------
                                                                                    66,445,381
                                                                                --------------
                SPAIN--1.4%
     2,277,000  Altadis SA .................................................        95,573,353
       189,588  Indo Internacional  SA .....................................         1,514,868
                                                                                --------------
                                                                                    97,088,221
                                                                                --------------
                SWEDEN--0.0%++
        33,000  Cloetta Fazer AB, B Shares .................................           898,008
                                                                                --------------
                SWITZERLAND--11.6%
        45,377  AFG Arbonia-Foster Holding AG, Bearer ......................        12,645,062
     2,021,000  Compagnie Financiere Richemont AG ..........................        67,992,428
         1,586  Conzzeta Holding AG ........................................         1,767,243
         5,842  Daetwyler Holding AG, Bearer ...............................        15,458,887
        92,315  Edipresse SA, Bearer .......................................        46,838,459
       123,555  Forbo Holding AG ...........................................        23,146,671
        18,699  Gurit-Heberlein AG, Bearer .................................        13,253,214
         2,175  Helvetia Patria Holding, Registered ........................           351,946
        29,327  Loeb Holding AG ............................................         4,990,466
       752,565  Nestle SA, Registered ......................................       192,679,197
             8  Neue Zuercher Zeitung ......................................           458,981
     2,321,385  Novartis AG, Registered ....................................       110,624,115
        45,425  Phoenix Mecano AG ..........................................        11,169,210
       179,979  PubliGroupe SA, Registered .................................        49,170,752
       187,227  Sarna Kunsstoff Holding AG, Registered .....................        20,606,515
       186,423  Siegfried Holding AG .......................................        22,700,795
       270,150  SIG Holding AG, Registered .................................        61,206,024
       100,000  Sika AG, Bearer ............................................        62,407,306
       374,960  Syngenta AG ................................................        38,605,280
       473,990  Tamedia AG .................................................        43,288,447
                                                                                --------------
                                                                                   799,360,998
                                                                                --------------
                UNITED KINGDOM--8.3%
     3,253,659  AGA Foodservice Group PLC ..................................        19,012,240
     9,827,492  Barclays PLC ...............................................        97,852,161
     7,942,980  BBA Group PLC ..............................................        43,922,019
     3,979,658  Carclo PLC .................................................         5,849,292
     7,961,458  Diageo PLC .................................................       117,445,424
     3,102,000  Elementis PLC ..............................................         2,919,072
     3,062,500  Ennstone PLC ...............................................         2,250,627
       960,125  GlaxoSmithKline PLC ........................................        23,250,205
       593,139  GlaxoSmithKline PLC, Sponsored ADR .........................        28,773,173

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS
                UNITED KINGDOM--(CONTINUED)
    19,501,939  Group 4 Securicor PLC ......................................    $   52,594,055
       584,000  Partridge Fine Art PLC .....................................           643,771
       779,500  Raven Mount PLC ............................................           873,252
    10,148,287  Trinity Mirror PLC .........................................       112,415,158
     4,840,572  TT Electronics PLC .........................................        15,791,076
     5,025,000  Unilever PLC ...............................................        48,502,646
                                                                                --------------
                                                                                   572,094,171
                                                                                --------------
                UNITED STATES--6.0%
       313,000  American Express Company ...................................        16,660,990
     1,186,525  American International Group, Inc. .........................        68,937,102
        75,700  American National Insurance Company ........................         8,682,033
     6,728,996  Hollinger International Inc., Class A ......................        67,357,250
       580,100  MBIA Inc. ..................................................        34,405,731
     3,686,000  Pfizer Inc. ................................................       101,659,880
       160,000  PNC Financial Services Group Inc. ..........................         8,713,600
       692,000  Popular Inc. ...............................................        17,431,480
     2,671,097  Schering-Plough Corporation ................................        50,911,109
       409,000  Torchmark Corporation ......................................        21,349,800
       350,000  Transatlantic Holdings Inc. ................................        19,537,000
                                                                                --------------
                                                                                   415,645,975
                                                                                --------------
                TOTAL COMMON STOCKS
                (COST $3,119,913,751) ......................................     5,177,037,932
                                                                                --------------
                PREFERRED STOCKS--1.9%
       104,581  KSB AG, Vorzugsakt .........................................        16,079,645
     2,005,567  ProSieben Sat. 1 Media AG ..................................        34,551,112
     1,718,250  Villeroy & Boch AG .........................................        23,547,930
     1,599,000  Volkswagen AG ..............................................        56,758,692
                                                                                --------------
                TOTAL PREFERRED STOCKS
                (COST $95,287,618) .........................................       130,937,379
                                                                                --------------

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
      FACE                                                                          VALUE
      VALUE                                                                        (NOTE 1)
    --------                                                                       --------
                U.S. TREASURY BILLS--0.2%
$   12,000,000  3.156% ** due 11/25/05 .....................................    $   11,846,076
     5,100,000  2.850% ** due 8/25/05 ......................................         5,077,570
                                                                                --------------
                TOTAL U.S. TREASURY BILLS
                (COST $16,927,609) .........................................        16,923,646
                                                                                --------------
                SHORT TERM OBLIGATIONS--20.9%
                (COST $1,441,386,000)
 1,441,386,000  Agreement with UBS Warburg LLC, 2.930% dated
                6/30/2005, to be repurchased at $1,441,503,313
                on 7/1/05, collateralized by $1,103,341,000 U.S.
                Treasury Bonds, 2.375%, 9.250% and 7.500%
                due 8/31/06, 2/15/16 and 11/15/16, respectively
                (market value $1,470,214,268) ..............................     1,441,386,000
                                                                                --------------
TOTAL INVESTMENTS (COST $4,673,514,978*) .........................      98.2%    6,766,284,957
UNREALIZED DEPRECIATION ON FORWARD
  CONTRACTS (NET) ................................................       1.7       117,141,862
OTHER ASSETS AND LIABILITIES (NET) ...............................       0.1         5,181,861
                                                                       -----    --------------
NET ASSETS .......................................................     100.0%   $6,888,608,680
                                                                       =====    ==============

----------
*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.
**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
+     NON-INCOME PRODUCING SECURITY.
++    AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA--CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

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--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                 PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                            NET ASSETS         (NOTE 1)
----------------------                           -------------     ------------

COMMON STOCKS:
Food and Beverages ............................       13.2%      $   908,266,407
Printing and Publishing .......................       12.1           833,796,869
Banking .......................................        7.8           534,933,953
Pharmaceuticals ...............................        7.1           491,072,664
Machinery .....................................        5.5           375,623,668
Insurance .....................................        3.9           271,984,808
Manufacturing .................................        3.9           267,023,584
Financial Services ............................        3.2           217,664,594
Holdings ......................................        3.1           213,040,715
Autos .........................................        2.3           156,833,555
Chemicals .....................................        2.3           155,849,801
Miscellaneous .................................        2.2           150,362,428
Tobacco .......................................        1.4            97,575,266
Commercial Services ...........................        1.1            76,148,176
Building Materials ............................        1.0            66,848,062
Retail ........................................        0.8            54,804,989
Paper Products ................................        0.7            47,219,456
Engineering and Construction ..................        0.6            44,301,548
Construction Materials ........................        0.6            43,753,186
Diversified Operations ........................        0.6            43,536,205
Airport Develop/maint .........................        0.5            32,972,629
Electronics ...................................        0.4            26,960,286
Wholesale .....................................        0.2            16,822,996
Transportation ................................        0.2            13,569,172
Real Estate ...................................        0.2            11,043,079
Medical Research and Supplies .................        0.2            10,679,632
Utilities .....................................        0.1             3,608,073
Textiles ......................................        0.0++           3,475,443
Mining and Metal Fabrication ..................        0.0++           2,416,607
Health Care ...................................        0.0++           1,514,868
Other .........................................        0.0++           3,335,213
                                                    ------       ---------------
TOTAL COMMON STOCKS ...........................       75.2         5,177,037,932
                                                    ------       ---------------
PREFERRED STOCKS ..............................        1.9           130,937,379
U.S. TREASURY BILLS ...........................        0.2            16,923,646
SHORT TERM OBLIGATIONS ........................       20.9         1,441,386,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS           1.7           117,141,862
OTHER ASSETS AND LIABILITIES (NET) ............        0.1             5,181,861
                                                    ------       ---------------
NET ASSETS ....................................      100.0%      $ 6,888,608,680
                                                    ======       ===============

----------
++    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT         MARKET
                                                      VALUE          VALUE
  CONTRACTS                                           DATE          (NOTE 1)
  ---------                                         --------        --------
FORWARD EXCHANGE CONTRACTS TO BUY
     14,000,000  New Zealand Dollar .............     9/2/05    $     9,672,933
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $8,754,200) ....................               $    $9,672,933
                                                                ===============
FORWARD EXCHANGE CONTRACTS TO SELL
      1,325,000  Canadian Dollar ................    7/11/05         (1,082,004)
      1,400,000  Canadian Dollar ................    7/15/05         (1,143,315)
      4,000,000  Canadian Dollar ................    7/25/05         (3,267,085)
      4,000,000  Canadian Dollar ................     8/8/05         (3,267,860)
      4,500,000  Canadian Dollar ................   10/12/05         (3,681,262)
     10,000,000  Canadian Dollar ................    11/4/05         (8,185,146)
     11,000,000  Canadian Dollar ................   11/18/05         (9,006,458)
      7,500,000  Canadian Dollar ................     1/6/06         (6,148,786)
      9,000,000  Canadian Dollar ................    2/22/06         (7,387,709)
      8,000,000  Canadian Dollar ................    3/21/06         (6,571,543)
      2,500,000  Canadian Dollar ................    3/27/06         (2,053,936)
      3,000,000  Canadian Dollar ................    4/13/06         (2,465,533)
      7,000,000  Canadian Dollar ................    4/24/06         (5,754,132)
      4,500,000  Canadian Dollar ................     5/8/06         (3,700,086)
      7,000,000  Canadian Dollar ................    5/15/06         (5,756,468)
     11,000,000  Canadian Dollar ................    5/25/06         (9,047,626)
     15,000,000  Canadian Dollar ................    6/23/06        (12,344,592)
     42,000,000  Czech Koruna ...................   11/18/05         (1,704,454)
     46,000,000  Danish Krone ...................    7/25/05         (7,477,926)
     15,000,000  Danish Krone ...................    8/16/05         (2,440,014)
     35,000,000  Danish Krone ...................    11/4/05         (5,709,638)
     13,000,000  Danish Krone ...................    3/21/06         (2,134,083)
     17,500,000  Danish Krone ...................    4/12/06         (2,875,583)
     26,000,000  Danish Krone ...................     5/4/06         (4,276,256)
     48,000,000  Danish Krone ...................     5/8/06         (7,895,957)
     83,000,000  Danish Krone ...................    5/23/06        (13,662,062)
     42,000,000  Danish Krone ...................    6/23/06         (6,922,382)
     16,000,000  European Union Euro ............     7/6/05        (19,373,697)
      8,000,000  European Union Euro ............    7/11/05         (9,688,240)
     15,000,000  European Union Euro ............    7/13/05        (18,166,501)
     22,000,000  European Union Euro ............    7/15/05        (26,645,744)
     50,000,000  European Union Euro ............    7/29/05        (60,583,061)
     46,000,000  European Union Euro ............     8/8/05        (55,754,933)
     25,000,000  European Union Euro ............    8/16/05        (30,309,765)
     20,000,000  European Union Euro ............    8/25/05        (24,255,169)
     85,000,000  European Union Euro ............     9/2/05       (103,113,581)
     50,000,000  European Union Euro ............     9/8/05        (60,668,339)
     86,000,000  European Union Euro ............    9/16/05       (104,380,041)
     16,500,000  European Union Euro ............    9/22/05        (20,030,794)
     45,000,000  European Union Euro ............    9/30/05        (54,646,142)
     44,000,000  European Union Euro ............   10/11/05        (53,457,062)
     28,000,000  European Union Euro ............   10/12/05        (34,019,594)
     15,000,000  European Union Euro ............    11/8/05        (18,246,422)

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT         MARKET
                                                      VALUE          VALUE
  CONTRACTS                                           DATE          (NOTE 1)
  ---------                                         --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
     45,000,000  European Union Euro ............   11/18/05    $   (54,764,113)
     50,000,000  European Union Euro ............   11/25/05        (60,868,355)
     60,000,000  European Union Euro ............   11/30/05        (73,058,978)
     11,000,000  European Union Euro ............    12/1/05        (13,394,772)
     30,000,000  European Union Euro ............   12/15/05        (36,555,128)
     35,000,000  European Union Euro ............     1/6/06        (42,693,210)
     56,500,000  European Union Euro ............    1/17/06        (68,957,437)
    116,000,000  European Union Euro ............    4/24/06       (142,273,227)
     15,000,000  European Union Euro ............     5/4/06        (18,406,656)
     65,000,000  European Union Euro ............     5/8/06        (79,778,231)
     30,000,000  European Union Euro ............    5/12/06        (36,828,135)
     37,000,000  European Union Euro ............    5/15/06        (45,428,226)
     41,500,000  European Union Euro ............    5/23/06        (50,973,809)
     32,000,000  European Union Euro ............    5/25/06        (39,309,065)
     75,000,000  European Union Euro ............     6/1/06        (92,163,112)
     24,000,000  European Union Euro ............     6/6/06        (29,499,627)
    125,000,000  European Union Euro ............    6/12/06       (153,690,364)
     56,000,000  European Union Euro ............     7/6/06        (89,867,346)
     73,000,000  European Union Euro ............     7/7/06        (68,935,948)
      5,000,000  Great Britain Pound Sterling ...    7/25/05         (8,950,845)
      6,000,000  Great Britain Pound Sterling ...     8/8/05        (10,733,887)
      4,500,000  Great Britain Pound Sterling ...    8/16/05         (8,047,495)
     23,000,000  Great Britain Pound Sterling ...     9/2/05        (41,101,113)
      8,500,000  Great Britain Pound Sterling ...    9/16/05        (15,181,402)
      9,000,000  Great Britain Pound Sterling ...   10/11/05        (16,059,195)
      6,000,000  Great Britain Pound Sterling ...     1/6/06        (10,680,168)
      7,000,000  Great Britain Pound Sterling ...     2/9/06        (12,451,676)
      6,700,000  Great Britain Pound Sterling ...    3/21/06        (11,908,438)
      3,000,000  Great Britain Pound Sterling ...    3/27/06         (5,331,483)
     36,500,000  Great Britain Pound Sterling ...    4/13/06        (64,852,415)
      7,500,000  Great Britain Pound Sterling ...    4/18/06        (13,324,995)
     10,000,000  Great Britain Pound Sterling ...    4/24/06        (17,765,310)
      6,000,000  Great Britain Pound Sterling ...     5/4/06        (10,657,836)
      1,300,000  Great Britain Pound Sterling ...     5/8/06         (2,309,081)
      4,000,000  Great Britain Pound Sterling ...    5/12/06         (7,104,504)
     11,500,000  Great Britain Pound Sterling ...    5/23/06        (20,422,603)
     11,000,000  Great Britain Pound Sterling ...    5/25/06        (19,534,169)
     15,000,000  Great Britain Pound Sterling ...    6/12/06        (26,631,427)
      6,000,000  Great Britain Pound Sterling ...    6/19/06        (10,651,626)
      6,000,000  Great Britain Pound Sterling ...    6/21/06        (10,651,356)
     18,000,000  Great Britain Pound Sterling ...    6/23/06        (31,953,258)
    126,350,000  Hong Kong Dollar ...............    7/11/05        (16,259,851)
    101,000,000  Hong Kong Dollar ...............    7/13/05        (12,998,276)
    104,000,000  Hong Kong Dollar ...............    7/25/05        (13,388,633)
    137,000,000  Hong Kong Dollar ...............    8/16/05        (17,646,314)
    132,000,000  Hong Kong Dollar ...............    9/16/05        (17,015,617)
     85,000,000  Hong Kong Dollar ...............    9/30/05        (10,961,052)
     46,000,000  Hong Kong Dollar ...............   10/12/05         (5,933,562)

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT         MARKET
                                                      VALUE          VALUE
  CONTRACTS                                           DATE          (NOTE 1)
  ---------                                         --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
    156,000,000  Hong Kong Dollar ...............    3/15/06    $   (20,196,094)
     43,000,000  Hong Kong Dollar ...............    4/18/06         (5,570,935)
     10,000,000  Hong Kong Dollar ...............    5/12/06         (1,296,238)
    160,000,000  Hong Kong Dollar ...............    5/15/06        (20,741,155)
    110,000,000  Hong Kong Dollar ...............    6/12/06        (14,268,177)
     18,000,000  Hong Kong Dollar ...............     7/7/06         (2,335,943)
  1,550,000,000  Japanese Yen ...................    7/11/05        (14,000,624)
    885,000,000  Japanese Yen ...................    7/15/05         (7,996,625)
  7,700,000,000  Japanese Yen ...................    7/29/05        (69,658,096)
    550,000,000  Japanese Yen ...................     8/8/05         (4,980,226)
  1,210,000,000  Japanese Yen ...................    8/16/05        (10,964,772)
    680,000,000  Japanese Yen ...................     9/2/05         (6,171,663)
    870,000,000  Japanese Yen ...................     9/8/05         (7,900,078)
  1,850,000,000  Japanese Yen ...................   11/18/05        (16,911,700)
    900,000,000  Japanese Yen ...................    1/17/06         (8,277,038)
  2,300,000,000  Japanese Yen ...................    3/15/06        (21,278,288)
  2,000,000,000  Japanese Yen ...................    3/27/06        (18,526,066)
  1,600,000,000  Japanese Yen ...................    4/24/06        (14,863,516)
  2,300,000,000  Japanese Yen ...................     5/8/06        (21,397,101)
  2,000,000,000  Japanese Yen ...................    5/12/06        (18,613,840)
  4,500,000,000  Japanese Yen ...................    5/15/06        (41,894,085)
  4,500,000,000  Japanese Yen ...................    5/18/06        (41,907,038)
    900,000,000  Japanese Yen ...................     6/1/06         (8,393,518)
  2,600,000,000  Japanese Yen ...................     6/6/06        (24,260,461)
  1,250,000,000  Japanese Yen ...................    6/21/06        (11,681,778)
     73,000,000  Mexican Peso ...................     9/2/05         (6,684,431)
     45,000,000  Mexican Peso ...................     9/8/05         (4,116,017)
    200,000,000  Mexican Peso ...................   12/15/05        (17,989,111)
    190,000,000  Mexican Peso ...................     1/6/06        (16,999,651)
    170,000,000  Mexican Peso ...................     3/1/06        (15,064,645)
    350,000,000  Mexican Peso ...................    3/27/06        (30,873,182)
    115,000,000  Mexican Peso ...................     5/8/06        (10,073,058)
    115,000,000  Mexican Peso ...................    5/12/06        (10,066,349)
     90,000,000  Mexican Peso ...................    6/21/06         (7,825,890)
      9,000,000  New Zealand Dollar .............     7/6/05         (6,258,146)
     14,000,000  New Zealand Dollar .............     9/2/05         (9,672,933)
     14,000,000  New Zealand Dollar .............   12/15/05         (9,575,762)
     10,500,000  New Zealand Dollar .............     2/9/06         (7,146,949)
      7,350,000  New Zealand Dollar .............    2/22/06         (4,997,294)
     60,000,000  Norwegian Krone ................     7/6/05         (9,178,482)
     68,000,000  Norwegian Krone ................     9/2/05        (10,421,499)
     40,000,000  Norwegian Krone ................   10/12/05         (6,140,633)
     12,500,000  Norwegian Krone ................    5/15/06         (1,934,743)
    170,000,000  Norwegian Krone ................     6/1/06        (26,329,118)
     40,000,000  Singapore Dollar ...............     7/6/05        (23,710,847)
     10,000,000  Singapore Dollar ...............    7/11/05         (5,928,606)
     13,000,000  Singapore Dollar ...............    7/13/05         (7,707,651)
     25,000,000  Singapore Dollar ...............    7/25/05        (14,827,754)

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT         MARKET
                                                      VALUE          VALUE
  CONTRACTS                                           DATE          (NOTE 1)
  ---------                                         --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
      9,500,000  Singapore Dollar ...............     8/8/05    $    (5,637,070)
     35,000,000  Singapore Dollar ...............     9/2/05        (20,785,492)
      4,000,000  Singapore Dollar ...............    9/16/05         (2,376,637)
      7,400,000  Singapore Dollar ...............    9/19/05         (4,397,235)
     12,000,000  Singapore Dollar ...............    9/30/05         (7,133,471)
     23,000,000  Singapore Dollar ...............    11/8/05        (13,694,033)
     21,000,000  Singapore Dollar ...............     1/6/06        (12,534,694)
     22,000,000  Singapore Dollar ...............    1/17/06        (13,138,486)
     35,000,000  Singapore Dollar ...............    1/25/06        (20,910,128)
      7,000,000  Singapore Dollar ...............     3/1/06         (4,189,033)
     13,000,000  Singapore Dollar ...............     6/6/06         (7,815,362)
     11,000,000  Singapore Dollar ...............    6/23/06         (6,618,294)
 14,000,000,000  South Korean Won ...............    7/26/05        (13,542,726)
 11,800,000,000  South Korean Won ...............    8/10/05        (11,413,794)
 11,500,000,000  South Korean Won ...............    8/25/05        (11,123,075)
  4,600,000,000  South Korean Won ...............    9/30/05         (4,449,820)
  9,000,000,000  South Korean Won ...............     1/6/06         (8,715,009)
  1,850,000,000  South Korean Won ...............    4/13/06         (1,793,216)
 10,000,000,000  South Korean Won ...............    6/19/06         (9,716,969)
     40,000,000  Swedish Krona ..................     5/4/06         (5,194,182)
     14,000,000  Swiss Franc ....................     7/6/05        (10,932,189)
     15,000,000  Swiss Franc ....................    7/11/05        (11,716,802)
      9,850,000  Swiss Franc ....................    7/13/05         (7,695,023)
     37,000,000  Swiss Franc ....................    7/15/05        (28,908,879)
     12,000,000  Swiss Franc ....................    7/25/05         (9,381,885)
      9,000,000  Swiss Franc ....................     8/8/05         (7,038,679)
     10,000,000  Swiss Franc ....................    8/16/05         (7,820,755)
     34,000,000  Swiss Franc ....................     9/2/05        (26,605,339)
     64,000,000  Swiss Franc ....................     9/8/05        (50,122,408)
      7,500,000  Swiss Franc ....................    9/19/05         (5,882,715)
     15,000,000  Swiss Franc ....................    9/22/05        (11,770,346)
     20,000,000  Swiss Franc ....................    9/30/05        (15,709,388)
     17,500,000  Swiss Franc ....................   10/11/05        (13,757,625)
     12,000,000  Swiss Franc ....................    11/4/05         (9,451,079)
     14,000,000  Swiss Franc ....................    11/8/05        (11,029,355)
     13,000,000  Swiss Franc ....................   11/18/05        (10,248,738)
     15,000,000  Swiss Franc ....................   11/25/05        (11,831,284)
      6,000,000  Swiss Franc ....................   11/30/05         (4,734,329)
     10,000,000  Swiss Franc ....................    12/1/05         (7,891,188)
     45,000,000  Swiss Franc ....................   12/15/05        (35,550,721)
     39,000,000  Swiss Franc ....................    1/17/06        (30,893,590)
     16,000,000  Swiss Franc ....................    3/15/06        (12,733,628)
      2,850,000  Swiss Franc ....................    4/12/06         (2,273,212)
     11,000,000  Swiss Franc ....................    4/13/06         (8,774,475)
     60,000,000  Swiss Franc ....................    4/26/06        (47,908,667)
     27,500,000  Swiss Franc ....................     5/4/06        (21,971,669)
     10,000,000  Swiss Franc ....................     5/8/06         (7,992,160)
     15,000,000  Swiss Franc ....................    5/12/06        (11,991,936)

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT         MARKET
                                                      VALUE          VALUE
  CONTRACTS                                           DATE          (NOTE 1)
  ---------                                         --------        --------
FORWARD EXCHANGE CONTRACTS TO SELL
     30,000,000  Swiss Franc ....................    5/15/06    $   (23,989,418)
     12,000,000  Swiss Franc ....................    5/23/06         (9,601,688)
     30,000,000  Swiss Franc ....................    6/12/06        (24,041,309)
     25,000,000  Swiss Franc ....................    6/21/06        (20,048,363)
     16,000,000  Swiss Franc ....................    6/23/06        (12,832,937)
     20,000,000  Swiss Franc ....................     7/7/06        (16,058,154)
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,055,453,901) ................               $(3,939,230,772)
                                                                ===============

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
1.    VALUATION AND INVESTMENT PRACTICES

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the New York Stock Exchange. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. The Fund reviews on a daily basis whether any of its assets may not be readily marketable at the most recently available prices due to unusual developments after the close of the markets in which such assets trade and reserves the right to value any assets at fair value that appear not to be readily marketable for this reason, if the Fund believes fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This

--------------------------------------------------------------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that

--------------------------------------------------------------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.    UNREALIZED APPRECIATION/(DEPRECIATION)

      At June 30, 2005, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $2,181,730,101 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $88,960,122.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)       [GRAPHIC OMITTED]
                                NORTH AMERICA ART

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCK - DOMESTIC--64.5%
                AUTOMOTIVE PARTS--1.2%
       200,585  Dollar Thrifty Automotive Group Inc. + .....................     $   7,618,218
                                                                                 -------------
                BANKING--10.9%
        40,000  Comerica Inc. ..............................................         2,312,000
       429,020  PNC Financial Services Group Inc. ..........................        23,364,429
       819,679  Popular Inc. ...............................................        20,647,714
       360,000  Wells Fargo & Company ......................................        22,168,800
                                                                                 -------------
                                                                                    68,492,943
                                                                                 -------------
                BASIC INDUSTRIES--1.9%
       234,875  Gorman-Rupp Company ........................................         5,028,674
       123,392  Rayonier Inc., REIT ........................................         6,543,478
         9,737  Tecumseh Products Company, Class B .........................           269,111
                                                                                 -------------
                                                                                    11,841,263
                                                                                 -------------
                BROADCAST, RADIO AND TV--3.7%
       776,060  Comcast Corporation, Class A + .............................        23,242,997
                                                                                 -------------
                CHEMICALS--0.2%
        52,500  Stepan Company .............................................         1,160,250
                                                                                 -------------
                COMPUTER SERVICES--2.0%
       636,815  Electronic Data Systems Corporation ........................        12,258,689
                                                                                 -------------
                CONSUMER SERVICES--2.9%
       561,578  ProQuest Company + .........................................        18,414,143
                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES--14.9%
       618,611  American Express Company ...................................        32,928,664
       705,500  Federated Investors Inc., Class B ..........................        21,172,055
       298,515  Freddie Mac ................................................        19,472,133
       337,343  MBIA Inc. ..................................................        20,007,813
                                                                                 -------------
                                                                                    93,580,665
                                                                                 -------------
                HEALTH CARE--0.9%
        46,467  Corvel Corporation + .......................................         1,167,251
        69,124  Johnson & Johnson ..........................................         4,493,060
                                                                                 -------------
                                                                                     5,660,311
                                                                                 -------------
                INSURANCE--18.6%
       291,800  21st Century Insurance Group Inc. ..........................         4,330,312
       210,000  American International Group, Inc. .........................        12,201,000
       165,125  American National Insurance Company ........................        18,938,186
       509,850  Great American Financial Resources Inc. ....................        10,100,129
        16,520  Kansas City Life Insurance Company .........................           793,786

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS - DOMESTIC
                INSURANCE--(CONTINUED)
       178,500  Leucadia National Corporation ..............................     $   6,895,455
        21,600  Merchants Group Inc. .......................................           524,988
        86,359  National Western Life Insurance Company, Class A + .........        16,744,147
       379,776  Torchmark Corporation ......................................        19,824,307
       464,287  Transatlantic Holdings Inc. ................................        25,916,500
                                                                                 -------------
                                                                                   116,268,810
                                                                                 -------------
                MEDIA--1.0%
       174,005  Tribune Company ............................................         6,121,496
                                                                                 -------------
                PHARMACEUTICALS--4.0%
       342,000  Bristol-Myers Squibb Company ...............................         8,543,160
       588,510  Pfizer Inc. ................................................        16,231,106
                                                                                 -------------
                                                                                    24,774,266
                                                                                 -------------
                PRINTING AND PUBLISHING--1.4%
       895,545  Hollinger International Inc., Class A ......................         8,964,405
                                                                                 -------------
                REAL ESTATE--0.3%
        55,225  Ramco-Gershenson Properties Trust, REIT ....................         1,616,988
                                                                                 -------------
                TELECOMMUNICATIONS--0.6%
        93,600  Commonwealth Telephone Enterprises Inc. ....................         3,922,776
                                                                                 -------------
                TOTAL COMMON STOCK - DOMESTIC
                (COST $225,175,467) ........................................       403,938,220
                                                                                 -------------
                COMMON STOCK - FOREIGN--17.3%
                ITALY--0.5%
       407,000  Natuzzi SPA, Sponsored ADR .................................         3,312,980
                                                                                 -------------
                JAPAN--0.6%
        40,500  Matsumoto Yushi-Seiyaku Company Ltd. .......................         1,059,922
        78,000  Nitto FC Company Ltd. ......................................           492,031
        63,800  Shikoku Coca-Cola Bottling Company Ltd. ....................           901,641
       160,000  Torishima Pump Manufacturing Company Ltd. ..................         1,004,964
                                                                                 -------------
                                                                                     3,458,558
                                                                                 -------------
                NETHERLANDS--6.5%
       682,297  ABN AMRO Holding NV, Sponsored ADR                                  16,736,745
       608,000  Heineken Holding NV                                                 17,003,390
       107,857  Unilever NV, ADR                                                     6,992,369
                                                                                 -------------
                                                                                    40,732,504
                                                                                 -------------

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                                                    MARKET
                                                                                    VALUE
     SHARES                                                                        (NOTE 1)
    --------                                                                       --------
                COMMON STOCKS - DOMESTIC
                SWITZERLAND--3.8%
       356,900  Nestle SA, Registered, Sponsored ADR .......................     $  22,844,277
        21,332  Novartis AG, ADR ...........................................         1,011,990
                                                                                 -------------
                                                                                    23,856,267
                                                                                 -------------
                UNITED KINGDOM--5.9%
       276,000  Diageo PLC, Sponsored ADR ..................................        16,366,800
       136,274  GlaxoSmithKline PLC, Sponsored ADR .........................         6,610,652
       364,000  Unilever PLC, Sponsored ADR ................................        14,141,400
                                                                                 -------------
                                                                                    37,118,852
                                                                                 -------------
                TOTAL COMMON STOCK - FOREIGN
                (COST $68,313,735) .........................................       108,479,161
                                                                                 -------------

     FACE
     VALUE
    --------
                U.S. TREASURY BILL--0.2%
                (COST $1,481,227)
$    1,500,000  3.156%  due 11/25/05 .......................................         1,480,759
                                                                                 -------------
                REPURCHASE AGREEMENT--17.6%
                (COST $109,959,000)
   109,959,000  Agreement with UBS Warburg LLC, 2.93% dated 6/30/05 to be repurchased at $109,967,949 on 7/1/05,
                collateralized by $75,719,000 U.S. Treasury Notes,
                9.25% due 2/15/16 (market value $112,158,769) ..............       109,959,000
                                                                                 -------------
TOTAL INVESTMENTS (COST $404,929,429*) ............................     99.6%      623,857,140
UNREALIZED DEPRECIATION ON FORWARD
    CONTRACTS (NET) ...............................................      0.4         2,583,605
OTHER ASSETS AND LIABILITIES (NET) ................................      0.0          (175,084)
                                                                       -----     -------------
NET ASSETS ........................................................    100.0%    $ 626,265,661
                                                                       =====     =============

----------
*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.
**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
+     NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:
ADR--AMERICAN DEPOSITORY RECEIPT.
REIT--REAL ESTATE INVESTMENT TRUST

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

                                                    CONTRACT          MARKET
                                                      VALUE           VALUE
  CONTRACTS                                           DATE           (NOTE 1)
  ---------                                         --------         --------
FORWARD EXCHANGE CONTRACTS TO BUY
  325,000,000   Japanese Yen ....................     7/6/05      $   2,934,378
  250,000,000   Japanese Yen ....................    7/13/05          2,258,549
  126,000,000   Japanese Yen ....................     8/1/05          1,140,172
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $6,700,376) ....................                 $   6,333,099
                                                                  =============
FORWARD EXCHANGE CONTRACTS TO SELL
    7,200,000   European Union Euro .............     7/8/05      $  (8,718,659)
      500,000   European Union Euro .............    7/13/05           (605,550)
    1,200,000   European Union Euro .............    9/22/05         (1,456,785)
    2,750,000   European Union Euro .............    11/8/05         (3,345,177)
    2,000,000   European Union Euro .............   11/25/05         (2,434,734)
    1,500,000   European Union Euro .............     1/6/06         (1,829,709)
    2,000,000   European Union Euro .............    1/17/06         (2,440,971)
    3,200,000   European Union Euro .............     7/6/06         (3,939,197)
    1,000,000   Great Britain Pound Sterling ....     1/6/06         (1,780,028)
      175,000   Great Britain Pound Sterling ....     4/7/06           (310,960)
    6,250,000   Great Britain Pound Sterling ....    4/13/06        (11,104,866)
    2,500,000   Great Britain Pound Sterling ....     5/4/06         (4,440,765)
  325,000,000   Japanese Yen ....................     7/6/05         (2,934,378)
  250,000,000   Japanese Yen ....................    7/13/05         (2,258,549)
  605,000,000   Japanese Yen ....................     8/1/05         (5,474,634)
    1,000,000   Swiss Franc .....................     7/6/05           (780,871)
    1,000,000   Swiss Franc .....................    8/16/05           (782,075)
    3,100,000   Swiss Franc .....................    1/25/06         (2,457,251)
    3,700,000   Swiss Franc .....................    2/22/06         (2,939,581)
      900,000   Swiss Franc .....................     4/7/06           (717,581)
    4,000,000   Swiss Franc .....................     5/4/06         (3,195,879)
      900,000   Swiss Franc .....................    5/23/06           (720,127)
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $67,619,209) ...................                 $ (64,668,327)
                                                                  =============

-------------------------SEE NOTES TO PORTFOLIO HOLDINGS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    VALUATION AND INVESTMENT PRACTICES

      PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the New York Stock Exchange. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. The Fund reviews on a daily basis whether any of its assets may not be readily marketable at the most recently available prices due to unusual developments after the close of the markets in which such assets trade and reserves the right to value any assets at fair value that appear not to be readily marketable for this reason, if the Fund believes fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund aquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that

--------------------------------------------------------------------------------

TWEEDY,BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO HOLDINGS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.    UNREALIZED APPRECIATION/(DEPRECIATION)

      At June 30, 2005, the aggregate gross unrealized for all securities, in which there was an excess of value over tax cost, was $232,230,295 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $13,302,584.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*/S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                         Christopher H. Browne, President
                         (principal executive officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                         Christopher H. Browne, President
                         (principal executive officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*/S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                         Robert Q. Wyckoff, Jr., Treasurer
                         (principal financial officer)

Date     JULY 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.